REVENUES - Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 44,946	$ 36,136	$ 42,308
Other revenues	1,641	1,499	724
Total revenues	46,587	37,635	43,032
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	28,947	21,680	28,718
Other revenues	1,041	900	104
Total revenues	29,988	22,580	28,822
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,878	3,805	3,947
Other revenues	579	594	612
Total revenues	4,457	4,399	4,559
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	12,121	10,651	9,643
Other revenues	21	5	8
Total revenues	12,142	10,656	9,651
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Total revenues	0	0	0
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	18,807	13,980	20,156
Total revenues	18,827	13,996	20,202
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	18,257	13,417	19,694
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	344	371	334
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	206	192	128
United Kingdom | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
United States of America
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,710	5,843	5,211
Total revenues	6,715	5,848	5,218
United States of America | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	344	21	324
United States of America | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,591	1,685	1,609
United States of America | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,775	4,137	3,278
United States of America | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	6,759	4,834	4,815
Total revenues	7,107	5,184	5,145
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,495	1,071	687
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,257	1,139	1,239
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,007	2,624	2,889
Europe | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,499	4,228	4,056
Total revenues	4,529	4,299	4,059
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,404	4,155	4,042
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	11	10	14
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	84	63	0
Australia | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,075	2,416	3,757
Total revenues	3,916	3,137	3,860
Canada | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,436	1,841	2,942
Canada | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	85	90	63
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	554	485	752
Canada | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,496	1,204	1,599
Total revenues	1,711	1,403	1,800
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	259	339	405
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	82	78	97
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,155	787	1,097
Brazil | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	813	765	698
Total revenues	813	765	698
Mexico | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Mexico | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	5
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	813	765	693
Mexico | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,787	2,866	2,016
Total revenues	2,969	3,003	2,050
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	752	836	624
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	508	432	586
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,527	1,598	806
Other | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0